Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition	The table below details the consideration transferred to acquire GSK (in thousands):

Cash	$5,000
Employment liability transfer fee	(285)
Total consideration	$4,715

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The assets acquired and liabilities assumed were recorded at fair value at date of acquisition as follows:

Goodwill	$2,403
Contractual relationships	2,100
Inventory step up	230
Assumed liabilities	(18)
$4,715